Fair Value of Financial Instruments - Carrying value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 84,002	$ 42,530	$ 67,495	$ 68,535
Equity Method Investments, Carrying Value	24,116
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Method Investments, Fair Value Disclosure	24,116
Cash and Cash Equivalents, Fair Value Disclosure	84,002
Finance Lease, Liability	383,747	73,823
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	0
Equity Method Investments, Fair Value Disclosure		173,298
Bank loans, net	170,737	$ 377,569
Bank loans, net, Fair Value Disclosure	$ 170,737